Rule 497(e)
File Nos. 333-151805; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE CO
SEPARATE ACCOUNT 11

333-151805    HV-6776 - Premier Innovations
333-151805    HV-6778 - Premier Innovations (Series II)
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Supplement dated February 29, 2024 to your Prospectus dated May 1, 2023
This Supplement dated February 29, 2024 amends certain information contained in the Prospectus dated May 1, 2023.
Appendix A – Underlying Funds
Effective immediately, the Subadviser for the MassMutual Mid Cap Growth Fund - Class R4 in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 is changed as expressed in the updated Appendix A – Underlying Funds table below in this Supplement.
Also effective immediately, the Current Expenses for the Franklin Mutual Global Discovery Fund - Class A and the Invesco International Diversified Fund - Class A, shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.
All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Global Large-Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.31%	-4.99%	3.68%	6.47%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.27%	-25.32%	-0.10%	4.53%
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.; Frontier Capital Management Company, LLC, T. Rowe Price Investment Management, Inc.	1.10%	-24.41%	6.65%	11.32%
* This Fund’s Current Expenses reflect a temporary fee reduction.

This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2023. Please read this Supplement carefully and retain it for future reference.

2023-PROSUPP-101-HV6776_6778